Financial Risk Management and Financial Instruments - Summary of Weightings Applied to Valuation Method (Details)	12 Months Ended
Dec. 31, 2018
PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	50.00%
Secondary Market Transactions
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	50.00%